UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22917

Absolute Shares Trust
 (Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2016

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

(Unaudited)
December 31, 2016

WBI Tactical SMG Shares | WBIA
WBI Tactical SMV Shares | WBIB
WBI Tactical SMY Shares | WBIC
WBI Tactical SMS Shares | WBID
WBI Tactical LCG Shares | WBIE
WBI Tactical LCV Shares | WBIF
WBI Tactical LCY Shares | WBIG
WBI Tactical LCS Shares | WBIL
WBI Tactical Income Shares | WBII
WBI Tactical High Income Shares | WBIH
WBI Tactical Rotation Shares | WBIR
WBI Power FactorTM High Dividend ETF | WBIY

Absolute Shares Trust

Table of Contents

Portfolio Allocations	1
Schedules of Investments	2
Statements of Assets and Liabilities	14
Statements of Operations	16
Statements of Changes in Net Assets	18
Financial Highlights	24
Notes to Financial Statements	32
Approval of Advisory Agreements and Board Considerations	45
Expense Example	47
Information about Portfolio Holdings	49
Information About Proxy Voting	49
Information about the Funds’ Trustees	49
Frequency Distributions of Premiums and Discounts	49
Privacy Policy	49

Absolute Shares Trust

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Absolute Shares Trust

Portfolio Allocations

As of December 31, 2016 (Unaudited)

WBI Tactical SMG Shares
Percentage of
Sector	Net Assets
Financials	26.9%
Consumer Discretionary	23.0%
Industrials	18.9%
Information Technology	16.4%
Health Care	3.7%
Consumer Staples	2.7%
Short-Term Investments and
Other Assets and Liabilities	8.4%
TOTAL	100.0%

WBI Tactical SMV Shares
Percentage of
Sector	Net Assets
Consumer Discretionary	33.8%
Financials	18.2%
Industrials	16.6%
Information Technology	7.9%
Utilities	5.5%
Energy	4.1%
Consumer Staples	3.7%
Health Care	1.5%
Short-Term Investments and
Other Assets and Liabilities	8.7%
TOTAL	100.0%

WBI Tactical SMY Shares
Percentage of
Sector	Net Assets
Industrials	25.6%
Financials	23.6%
Consumer Discretionary	20.3%
Utilities	10.0%
Materials	6.7%
Energy	3.9%
Real Estate	2.8%
Health Care	2.2%
Consumer Staples	0.8%
Short-Term Investments and
Other Assets and Liabilities	4.1%
TOTAL	100.0%

WBI Tactical SMS Shares
Percentage of
Sector	Net Assets
Consumer Discretionary	28.9%
Financials	23.2%
Industrials	14.8%
Information Technology	11.5%
Materials	8.1%
Health Care	3.8%
Utilities	2.4%
Short-Term Investments and
Other Assets and Liabilities	7.3%
TOTAL	100.0%

WBI Tactical LCG Shares
Percentage of
Sector	Net Assets
Information Technology	25.9%
Consumer Discretionary	23.3%
Industrials	18.9%
Financials	10.3%
Health Care	9.1%
Materials	2.8%
Short-Term Investments and
Other Assets and Liabilities	9.7%
TOTAL	100.0%

WBI Tactical LCV Shares
Percentage of
Sector	Net Assets
Financials	27.9%
Consumer Discretionary	22.6%
Information Technology	15.4%
Utilities	7.0%
Materials	6.4%
Telecommunication Services	4.2%
Health Care	3.9%
Industrials	3.9%
Energy	2.9%
Consumer Staples	1.9%
Short-Term Investments and
Other Assets and Liabilities	3.9%
TOTAL	100.0%

WBI Tactical LCY Shares
Percentage of
Sector	Net Assets
Financials	30.6%
Information Technology	22.6%
Consumer Discretionary	10.3%
Materials	9.5%
Industrials	8.8%
Telecommunication Services	4.2%
Energy	3.9%
Utilities	2.9%
Short-Term Investments and
Other Assets and Liabilities	7.2%
TOTAL	100.0%

WBI Tactical LCS Shares
Percentage of
Sector	Net Assets
Financials	35.4%
Information Technology	25.1%
Industrials	12.9%
Health Care	8.1%
Consumer Discretionary	6.2%
Consumer Staples	5.0%
Materials	2.1%
Real Estate	0.7%
Short-Term Investments and
Other Assets and Liabilities	4.5%
TOTAL	100.0%

WBI Tactical Income Shares
Percentage of
Sector	Net Assets
Exchange Traded Funds	53.3%
US Government Notes	28.6%
Financials	8.8%
Telecommunication Services	3.9%
Materials	1.8%
Short-Term Investments and
Other Assets and Liabilities	3.6%
TOTAL	100.0%

WBI Tactical High Income Shares
Percentage of
Sector	Net Assets
Exchange Traded Funds	68.1%
Information Technology	7.3%
Financials	6.4%
Telecommunication Services	4.2%
Consumer Discretionary	3.3%
Materials	3.2%
Energy	0.8%
Short-Term Investments and
Other Assets and Liabilities	6.7%
TOTAL	100.0%

WBI Tactical Rotation Shares
Percentage of
Sector	Net Assets
Exchange Traded Funds	84.3%
Short-Term Investments and
Other Assets and Liabilities	15.7%
TOTAL	100.0%

WBI Power FactorTM High Dividend ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	27.4%
Utilities	15.0%
Materials	10.5%
Energy	10.3%
Telecommunication Services	9.6%
Financials	8.9%
Information Technology	7.5%
Industrials	5.4%
Consumer Staples	1.9%
Health Care	1.6%
Short-Term Investments and
Other Assets and Liabilities	1.9%
TOTAL	100.0%

Absolute Shares Trust

WBI Tactical SMG Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—91.6%

Consumer Discretionary—23.0%
4,209	Domino’s Pizza, Inc.	$670,241
44,576	Garmin, Ltd.+	2,161,490
89,011	Interpublic Group of Companies, Inc.	2,083,748
16,514	La-Z-Boy, Inc.	512,760
12,264	Lear Corporation	1,623,386
8,145	Papa John’s International, Inc.+	697,049
35,492	Scripps Networks Interactive, Inc.+	2,533,064
34,784	Texas Roadhouse, Inc.	1,677,980
70,500	Winnebago Industries, Inc.+	2,231,325
		14,191,043
Consumer Staples—2.7%
41,542	Tootsie Roll Industries, Inc.+	1,651,295

Financials—26.9%
44,206	Commerce Bancshares, Inc.	2,555,540
59,101	First Interstate BancSystem, Inc.+	2,514,747
65,508	Glacier Bancorp, Inc.+	2,373,355
23,750	Lakeland Financial Corporation+	1,124,800
54,130	Provident Financial Services, Inc.+	1,531,879
10,323	Reinsurance Group of America, Inc.	1,298,943
61,349	Synovus Financial Corporation	2,520,217
36,201	Torchmark Corporation	2,670,186
		16,589,667
Health Care—3.7%
15,937	Quest Diagnostics, Inc.+	1,464,611
9,846	West Pharmaceutical Services, Inc.+	835,236
		2,299,847
Industrials—18.9%
16,789	Crane Company	1,210,823
22,416	ManpowerGroup, Inc.	1,992,110
14,255	Nordson Corporation+	1,597,273
4,850	Raytheon Company	688,700
57,423	Robert Half International, Inc.+	2,801,094
38,136	Spirit AeroSystems Holdings, Inc.	2,225,235
7,687	Watsco, Inc.	1,138,598
		11,653,833
Information Technology—16.4%
37,872	Amdocs, Ltd.	2,206,044
1,204	Broadcom, Ltd.	212,831
30,775	Cognex Corporation	1,957,905
35,666	Dolby Laboratories, Inc.+	1,611,747
4,073	Intuit, Inc.	466,806
23,027	Jack Henry & Associates, Inc.	2,044,337
37,871	NIC, Inc.	905,117
30,890	Western Union Company+	670,931
		10,075,718
TOTAL COMMON STOCKS
(Cost $54,344,319)		56,461,403

SHORT-TERM INVESTMENTS—34.0%
3,061,099	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	3,061,099
17,883,403	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	17,883,403
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,944,502)		20,944,502
TOTAL INVESTMENTS—125.6%
(Cost $75,288,821)		77,405,905
Liabilities in Excess of Other Assets—(25.6)%		(15,756,220)
NET ASSETS—100.0%		$61,649,685

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $17,396,550.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $17,883,403 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical SMV Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—91.3%

Consumer Discretionary—33.8%
47,249	Big Lots, Inc.+	$2,372,372
50,806	Cooper Tire & Rubber Company+	1,973,813
79,984	Goodyear Tire & Rubber Company+	2,469,106
20,540	Group 1 Automotive, Inc.	1,600,888
43,631	H&R Block, Inc.	1,003,077
20,611	Lear Corporation	2,728,278
45,901	Penske Automotive Group, Inc.+	2,379,508
38,855	Scholastic Corporation	1,845,224
17,019	Scripps Networks Interactive, Inc.	1,214,646
57,373	Shoe Carnival, Inc.	1,547,923
114,375	TEGNA, Inc.	2,446,481
		21,581,316
Consumer Staples—3.7%
37,151	Universal Corporation+	2,368,376

Energy—4.1%
46,445	Targa Resources Corporation+	2,604,171

Financials—18.2%
30,562	Argo Group International Holdings, Ltd.	2,014,036
46,891	Assured Guaranty, Ltd.	1,771,073
11,978	Everest Re Group, Ltd.	2,592,039
9,131	Hanover Insurance Group, Inc.	831,013
29,152	LPL Financial Holdings, Inc.+	1,026,442
142,240	Navient Corporation+	2,337,003
24,896	Renasant Corporation	1,051,109
		11,622,715
Health Care—1.5%
10,832	Quest Diagnostics, Inc.+	995,461

Industrials—16.6%
24,735	Alaska Air Group, Inc.	2,194,737
31,540	ManpowerGroup, Inc.	2,802,960
60,163	Masco Corporation	1,902,354
22,942	MSC Industrial Direct Company, Inc.	2,119,611
58,797	Quad/Graphics, Inc.+	1,580,463
		10,600,125
Information Technology—7.9%
13,925	Booz Allen Hamilton Holding Corporation	502,275
165,684	Vishay Intertechnology, Inc.+	2,684,081
85,405	Western Union Company+	1,854,996
		5,041,352
Utilities—5.5%
79,200	CenterPoint Energy, Inc.	1,951,488
55,176	MDU Resources Group, Inc.	1,587,414
		3,538,902
TOTAL COMMON STOCKS
(Cost $56,565,737)		58,352,418

SHORT-TERM INVESTMENTS—35.1%
3,479,066	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	3,479,066
18,917,900	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	18,917,900
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,396,966)		22,396,966
TOTAL INVESTMENTS—126.4%
(Cost $78,962,703)		80,749,384
Liabilities in Excess of Other Assets—(26.4)%		(16,866,794)
NET ASSETS—100.0%		$63,882,590

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $18,371,033.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $18,917,900 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical SMY Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—95.9%

Consumer Discretionary—20.3%
126,688	Big 5 Sporting Goods Corporation+	$2,198,037
45,958	Garmin, Ltd.+	2,228,504
95,511	H&R Block, Inc.+	2,195,798
134,296	ILG, Inc.+	2,440,158
87,940	Interpublic Group of Companies, Inc.	2,058,675
115,923	TEGNA, Inc.	2,479,593
32,141	Time Warner, Inc.	3,102,571
		16,703,336
Consumer Staples—0.8%
10,948	Universal Corporation+	697,935

Energy—3.9%
42,739	PBF Energy, Inc.+	1,191,563
35,186	Targa Resources Corporation+	1,972,879
		3,164,442
Financials—23.6%
11,842	Aflac, Inc.+	824,203
23,453	Bridge Bancorp, Inc.	888,869
8,783	Camden National Corporation	390,404
14,950	Everest Re Group, Ltd.	3,235,180
119,428	Fifth Street Finance Corporation	641,328
38,804	HCI Group, Inc.+	1,531,982
42,951	Horace Mann Educators Corporation	1,838,303
75,523	Invesco, Ltd.	2,291,368
10,208	LPL Financial Holdings, Inc.+	359,423
151,911	Navient Corporation	2,495,898
17,389	Reinsurance Group of America, Inc.	2,188,058
20,530	Safety Insurance Group, Inc.	1,513,061
25,551	Stewart Information
	Services Corporation	1,177,390
		19,375,467
Health Care—2.2%
43,335	HealthSouth Corporation	1,787,135

Industrials—25.6%
24,256	Adecco Group AG—ADR	791,959
44,819	Alaska Air Group, Inc.	3,976,790
11,840	Allegiant Travel Company+	1,970,176
22,802	Boeing Company	3,549,816
41,862	Douglas Dynamics, Inc.+	1,408,656
45,191	Herman Miller, Inc.+	1,545,532
31,936	ManpowerGroup, Inc.	2,838,152
31,985	MSC Industrial Direct Company, Inc.	2,955,094
72,553	Quad/Graphics, Inc.	1,950,225
		20,986,400
Materials—6.7%
91,374	Mosaic Company+	2,680,000
53,276	Sonoco Products Company	2,807,645
		5,487,645
Real Estate—2.8%
23,742	Digital Realty Trust, Inc. #+	2,332,889

Utilities—10.0%
133,595	CenterPoint Energy, Inc.	3,291,781
107,270	Hawaiian Electric Industries, Inc.+	3,547,419
46,676	MDU Resources Group, Inc.+	1,342,868
		8,182,068
TOTAL COMMON STOCKS
(Cost $74,108,513)		78,717,317

SHORT-TERM INVESTMENTS—30.1%
3,593,043	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	3,593,043
21,122,919	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	21,122,919
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,715,962)		24,715,962
TOTAL INVESTMENTS—126.0%
(Cost $98,824,475)		103,433,279
Liabilities in Excess of Other Assets—(26.0)%		(21,314,692)
NET ASSETS—100.0%		$82,118,587

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
ADR	American Depositary Receipt
#	Real Estate Investment Trust (“REIT”)
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $20,543,285.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $21,122,919 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical SMS Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—92.7%

Consumer Discretionary—28.9%
22,117	Big Lots, Inc.+	$1,110,495
43,467	Cooper Tire & Rubber Company+	1,688,693
35,665	Dana, Inc.	676,922
67,273	Goodyear Tire & Rubber Company+	2,076,718
47,591	H&R Block, Inc.+	1,094,117
66,998	Interpublic Group of Companies, Inc.	1,568,423
13,346	Lear Corporation	1,766,610
3,639	NACCO Industries, Inc.	329,511
97,738	Service Corporation International+	2,775,759
21,100	Standard Motor Products, Inc.	1,122,942
113,555	TEGNA, Inc.	2,428,941
16,716	Vail Resorts, Inc.	2,696,458
		19,335,589
Financials—23.2%
31,058	AMERISAFE, Inc.	1,936,466
57,415	Assured Guaranty, Ltd.	2,168,564
78,647	Astoria Financial Corporation	1,466,766
9,983	BancFirst Corporation	928,918
8,971	FBL Financial Group, Inc.+	701,084
78,401	Fidelity & Guaranty Life+	1,858,104
68,932	International Bancshares Corporation+	2,812,426
31,188	Renasant Corporation	1,316,757
39,793	Selective Insurance Group, Inc.	1,713,089
42,955	United Insurance Holdings Corporation	650,339
		15,552,513
Health Care—3.8%
27,759	Quest Diagnostics, Inc.+	2,551,052

Industrials—14.8%
35,293	Alaska Air Group, Inc.	3,131,548
13,236	Allegiant Travel Company	2,202,470
11,585	Barnes Group, Inc.	549,361
49,853	Expeditors International
	of Washington, Inc.	2,640,215
26,899	McGrath RentCorp	1,054,172
2,949	National Presto Industries, Inc.	313,773
		9,891,539
Information Technology—11.5%
24,702	Hackett Group, Inc.+	436,237
23,923	InterDigital, Inc.+	2,185,366
71,121	Juniper Networks, Inc.	2,009,880
19,435	Mantech International Corporation	821,129
104,767	Western Union Company+	2,275,539
		7,728,151
Materials—8.1%
41,564	Innospec, Inc.	2,847,134
30,632	Packaging Corporation of America+	2,598,206
		5,445,340
Utilities—2.4%
48,451	Hawaiian Electric Industries, Inc.+	1,602,275
TOTAL COMMON STOCKS
(Cost $59,795,123)		62,106,459

SHORT-TERM INVESTMENTS—26.3%
3,289,275	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	3,289,275
14,316,678	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	14,316,678
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,605,953)		17,605,953
TOTAL INVESTMENTS—119.0%
(Cost $77,401,076)		79,712,412
Liabilities in Excess of Other Assets—(19.0)%		(12,703,482)
NET ASSETS—100.0%		$67,008,930

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $13,900,985.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $14,316,678 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical LCG Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—90.3%

Consumer Discretionary—23.3%
19,168	BorgWarner, Inc.	$755,986
35,445	CBS Corporation	2,255,011
12,322	Garmin, Ltd.+	597,494
52,968	Interpublic Group of Companies, Inc.+	1,239,981
26,385	Papa John’s International, Inc.+	2,258,028
24,546	Ross Stores, Inc.	1,610,217
22,329	Time Warner, Inc.	2,155,418
28,752	TJX Companies, Inc.+	2,160,138
		13,032,273
Financials—10.3%
19,874	Aon plc	2,216,547
36,924	Hartford Financial Services Group, Inc.	1,759,429
5,033	Marsh & McLennan Companies, Inc.	340,181
19,428	Torchmark Corporation	1,433,009
		5,749,166
Health Care—9.1%
17,985	Johnson & Johnson	2,072,052
9,115	Perrigo Company plc	758,642
24,926	Quest Diagnostics, Inc.+	2,290,699
		5,121,393
Industrials—18.9%
22,668	Ingersoll-Rand plc	1,701,007
10,735	Lennox International, Inc.	1,644,280
39,427	Republic Services, Inc.+	2,249,310
12,150	Robert Half International, Inc.	592,677
31,779	Waste Management, Inc.	2,253,449
9,285	W.W. Grainger, Inc.+	2,156,441
		10,597,164
Information Technology—25.9%
13,605	Accenture plc	1,593,553
34,991	Amdocs, Ltd.	2,038,226
66,928	Applied Materials, Inc.	2,159,766
52,982	Booz Allen Hamilton
	Holding Corporation	1,911,061
68,270	CA, Inc.	2,168,938
18,806	Intuit, Inc.	2,155,356
25,312	Juniper Networks, Inc.	715,317
25,611	TE Connectivity, Ltd.	1,774,330
		14,516,547
Materials—2.8%
29,115	Air Liquide SA—ADR	647,517
10,891	Packaging Corporation of America+	923,776
		1,571,293
TOTAL COMMON STOCKS
(Cost $48,671,693)		50,587,836

SHORT-TERM INVESTMENTS—28.7%
2,458,680	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	2,458,680
13,599,605	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	13,599,605
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,058,285)		16,058,285
TOTAL INVESTMENTS—119.0%
(Cost $64,729,978)		66,646,121
Liabilities in Excess of Other Assets—(19.0)%		(10,661,454)
NET ASSETS—100.0%		$55,984,667

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
ADR	American Depositary Receipt
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $13,214,967.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $13,599,605 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical LCV Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—96.1%

Consumer Discretionary—22.6%
23,396	Autoliv, Inc.+	$2,647,257
48,982	BorgWarner, Inc.	1,931,850
76,437	Goodyear Tire & Rubber Company	2,359,610
12,559	Group 1 Automotive, Inc.	978,849
22,602	Hasbro, Inc.+	1,758,210
77,907	Interpublic Group of Companies, Inc.+	1,823,803
14,151	Whirlpool Corporation+	2,572,227
		14,071,806
Consumer Staples—1.9%
30,066	ConAgra Brands, Inc.	1,189,110

Energy—2.9%
32,479	Targa Resources Corporation+	1,821,098

Financials—27.9%
33,753	Allstate Corporation	2,501,772
21,909	Ameriprise Financial, Inc.	2,430,585
45,876	Arthur J Gallagher & Company	2,383,717
11,049	Everest Re Group, Ltd.	2,391,004
61,783	Franklin Resources, Inc.	2,445,371
42,224	Hartford Financial Services Group, Inc.	2,011,974
7,453	State Street Corporation	579,247
21,408	Travelers Companies, Inc.+	2,620,767
		17,364,437
Health Care—3.9%
26,398	Quest Diagnostics, Inc.+	2,425,976

Industrials—3.9%
14,105	Parker-Hannifin Corporation	1,974,700
8,435	Republic Services, Inc.+	481,217
		2,455,917
Information Technology—15.4%
17,950	Amdocs, Ltd.	1,045,587
50,742	Booz Allen Hamilton Holding Corporation	1,830,264
36,420	Juniper Networks, Inc.	1,029,229
38,126	TE Connectivity, Ltd.	2,641,369
84,094	Vishay Intertechnology, Inc.+	1,362,323
78,390	Western Union Company+	1,702,631
		9,611,403
Materials—6.4%
16,972	Dow Chemical Company	971,138
16,993	E I Du Pont De Nemours & Company	1,247,286
20,944	Packaging Corporation of America+	1,776,470
		3,994,894
Telecommunication Services—4.2%
61,340	AT&T, Inc.+	2,608,790

Utilities—7.0%
101,439	CenterPoint Energy, Inc.	2,499,457
19,056	DTE Energy Company	1,877,207
		4,376,664
TOTAL COMMON STOCKS
(Cost $58,006,213)		59,920,095

SHORT-TERM INVESTMENTS—36.8%
2,616,645	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	2,616,645
20,312,959	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	20,312,959
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,929,604)		22,929,604
TOTAL INVESTMENTS—132.9%
(Cost $80,935,817)		82,849,699
Liabilities in Excess of Other Assets—(32.9)%		(20,508,431)
NET ASSETS—100.0%		$62,341,268

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $19,763,135.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $20,312,959 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical LCY Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—92.8%

Consumer Discretionary—10.3%
30,993	Garmin, Ltd.+	$1,502,850
37,805	H&R Block, Inc.+	869,137
109,624	ILG, Inc.+	1,991,868
39,373	Interpublic Group of Companies, Inc.	921,722
32,674	LVMH Moet Hennessy
	Louis Vuitton SE—ADR	1,241,449
28,496	V.F. Corporation	1,520,262
		8,047,288
Energy—3.9%
55,072	Targa Resources Corporation	3,087,887

Financials—30.6%
42,180	Aflac, Inc.+	2,935,728
27,647	Ameriprise Financial, Inc.	3,067,158
54,819	Arthur J Gallagher & Company+	2,848,395
24,147	Chubb, Ltd.	3,190,302
14,299	Everest Re Group, Ltd.	3,094,304
49,687	F.N.B Corporation+	796,483
258,565	Huntington Bancshares, Inc.	3,418,229
96,537	Invesco, Ltd.	2,928,932
95,874	KeyCorp	1,751,618
		24,031,149
Industrials—8.8%
16,056	Deutsche Post AG—ADR	525,673
12,423	Lockheed Martin Corporation	3,105,005
45,878	Waste Management, Inc.	3,253,209
		6,883,887
Information Technology—22.6%
36,425	CA, Inc.	1,157,222
86,048	Intel Corporation	3,120,961
49,187	Microchip Technology, Inc.+	3,155,346
35,999	TE Connectivity, Ltd.	2,494,011
19,607	Texas Instruments, Inc.+	1,430,723
49,697	Western Digital Corporation+	3,376,911
139,133	Western Union Company+	3,021,969
		17,757,143
Materials—9.5%
56,390	Dow Chemical Company	3,226,636
23,121	E I Du Pont De Nemours & Company	1,697,081
30,135	Packaging Corporation of America+	2,556,051
		7,479,768
Telecommunication Services—4.2%
76,631	AT&T, Inc.+	3,259,116

Utilities—2.9%
23,438	DTE Energy Company+	2,308,877
TOTAL COMMON STOCKS
(Cost $70,473,234)		72,855,115

SHORT-TERM INVESTMENTS—36.1%
3,585,533	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	3,585,533
24,711,897	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	24,711,897
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,297,430)		28,297,430
TOTAL INVESTMENTS—128.9%
(Cost $98,770,664)		101,152,545
Liabilities in Excess of Other Assets—(28.9)%		(22,658,877)
NET ASSETS—100.0%		$78,493,668

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
ADR	American Depositary Receipt
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $24,037,318.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $24,711,897 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical LCS Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—95.5%

Consumer Discretionary—6.2%
29,453	Big Lots, Inc.	$1,478,835
108,988	Interpublic Group of Companies, Inc.+	2,551,409
		4,030,244
Consumer Staples—5.0%
69,481	ConAgra Brands, Inc.	2,747,974
3,687	J&J Snack Foods Corporation	491,956
		3,239,930
Financials—35.4%
26,396	Allstate Corporation	1,956,471
23,404	Aon plc	2,610,248
47,669	Arthur J Gallagher & Company+	2,476,881
19,798	Chubb, Ltd.	2,615,712
11,644	Credicorp, Ltd.	1,838,122
95,341	Fifth Third Bancorp+	2,571,347
45,530	Intercontinental Exchange, Inc.	2,568,803
37,951	Nasdaq, Inc.	2,547,271
37,469	PacWest Bancorp+	2,039,812
29,534	People’s United Financial, Inc.	571,778
15,730	State Street Corporation	1,222,536
		23,018,981
Health Care—8.1%
28,703	Quest Diagnostics, Inc.+	2,637,806
16,358	UnitedHealth Group, Inc.	2,617,934
		5,255,740
Industrials—12.9%
15,206	Illinois Tool Works, Inc.+	1,862,127
16,488	Masco Corporation	521,350
15,516	Parker-Hannifin Corporation	2,172,240
45,066	Republic Services, Inc.	2,571,015
10,782	Stanley Black & Decker, Inc.	1,236,588
		8,363,320
Information Technology—25.1%
22,677	Apple, Inc.	2,626,450
59,250	Applied Materials, Inc.+	1,911,998
71,151	Booz Allen Hamilton Holding Corporation	2,566,417
14,095	Harris Corporation	1,444,315
29,576	Microchip Technology, Inc.+	1,897,300
29,091	TE Connectivity, Ltd.	2,015,424
34,397	Texas Instruments, Inc.+	2,509,949
63,492	Western Union Company+	1,379,046
		16,350,899
Materials—2.1%
18,562	E I Du Pont De Nemours & Company	1,362,451

Real Estate—0.7%
21,061	Rexford Industrial Realty, Inc. #	488,405
TOTAL COMMON STOCKS
(Cost $60,076,765)		62,109,970

SHORT-TERM INVESTMENTS—30.9%
3,102,912	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	3,102,912
17,020,949	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	17,020,949
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,123,861)		20,123,861
TOTAL INVESTMENTS—126.4%
(Cost $80,200,626)		82,233,831
Liabilities in Excess of Other Assets—(26.4)%		(17,163,520)
NET ASSETS—100.0%		$65,070,311

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
#	Real Estate Investment Trust (“REIT”)
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $16,573,318.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $17,020,949 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical Income Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—14.5%

Financials—8.8%
147,214	Aflac, Inc.+	$10,246,094
325,437	Invesco, Ltd.	9,873,759
26,532	Reinsurance Group of America, Inc.+	3,338,522
		23,458,375
Materials—1.8%
56,522	Packaging Corporation of America+	4,794,196

Telecommunication Services—3.9%
240,095	AT&T, Inc.	10,211,240
TOTAL COMMON STOCKS
(Cost $38,746,377)		38,463,811

EXCHANGE TRADED FUNDS—53.3%
218,272	First Trust Enhanced
	Short Maturity ETF+	13,081,041
171,638	Guggenheim BulletShares
	2022 Corporate Bond ETF	3,590,667
53,757	iShares Emerging Markets
	Corporate Bond ETF	2,664,734
125,797	iShares International
	High Yield Bond ETF	5,767,792
244,219	iShares International
	Treasury Bond ETF	21,935,751
208,635	iShares U.S. Preferred Stock ETF+	7,763,308
368,693	iShares U.S. Treasury Bond ETF+	9,191,516
194,979	PowerShares Chinese Yuan Dim
	Sum Bond Portfolio ETF	4,205,697
756,009	SPDR Bloomberg Barclays
	Short-Term Corporate Bond ETF+	23,080,955
627,146	VanEck Vectors International
	High Yield Bond ETF	14,938,618
336,318	Vanguard Short-Term
	Corporate Bond ETF+	26,693,560
58,963	WisdomTree Asia Local Debt Fund ETF	2,512,413
89,466	WisdomTree Emerging
	Markets Corporate Bond Fund ETF	6,224,150
TOTAL EXCHANGE TRADED FUNDS
(Cost $142,600,078)		141,650,202

Par Value
US GOVERNMENT NOTES—28.6%
$4,600,000	01/15/2017, 0.750%	4,600,648
4,600,000	01/31/2017, 0.500%	4,600,575
4,600,000	02/15/2017, 0.625%	4,601,178
4,600,000	02/28/2017, 0.500%	4,600,529
4,600,000	03/31/2017, 0.500%	4,600,377
4,600,000	04/30/2017, 0.500%	4,599,917
4,600,000	05/31/2017, 0.625%	4,600,718
4,600,000	06/30/2017, 0.625%	4,599,641
4,600,000	07/31/2017, 0.500%	4,595,685
4,600,000	08/31/2017, 0.625%	4,596,766
4,600,000	09/30/2017, 0.625%	4,593,979
4,600,000	10/31/2017, 0.750%	4,596,495
4,600,000	11/15/2017, 0.875%	4,600,810
4,600,000	01/31/2018, 0.750%	4,591,104
11,900,000	02/28/2021, 1.125%	11,580,425
TOTAL US GOVERNMENT NOTES
(Cost $76,175,477)		75,958,847

Shares
SHORT-TERM INVESTMENTS—7.7%
10,317,517	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	10,317,517
10,228,573	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	10,228,573
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,546,090)		20,546,090
TOTAL INVESTMENTS—104.1%
(Cost $278,068,022)		276,618,950
Liabilities in Excess of Other Assets—(4.1)%		(10,956,646)
NET ASSETS—100.0%		$265,662,304

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $9,986,243.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $10,228,573 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical High Income Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—25.2%

Consumer Discretionary—3.3%
65,163	Cheesecake Factory, Inc.+	$3,901,960
118,916	H&R Block, Inc.+	2,733,879
		6,635,839
Energy—0.8%
30,184	Targa Resources Corporation+	1,692,417

Financials—6.4%
111,154	Aflac, Inc.+	7,736,318
67,858	Allstate Corporation	5,029,635
		12,765,953
Information Technology—7.3%
99,304	Cisco Systems, Inc.	3,000,967
529,996	HP, Inc.	7,865,141
236,395	Vishay Intertechnology, Inc.+	3,829,599
		14,695,707
Materials—3.2%
89,979	Cabot Corporation	4,547,539
34,428	Dow Chemical Company	1,969,970
		6,517,509
Telecommunication Services—4.2%
195,797	AT&T, Inc.+	8,327,246
TOTAL COMMON STOCKS
(Cost $50,683,994)		50,634,671

EXCHANGE TRADED FUNDS—68.1%
118,792	First Trust Enhanced
	Short Maturity ETF	7,119,205
130,790	Guggenheim BulletShares
	2022 Corporate Bond ETF	2,736,127
67,534	iShares International
	High Yield Bond ETF+	3,096,434
131,892	iShares International
	Treasury Bond ETF+	11,846,539
110,845	iShares U.S. Preferred Stock ETF+	4,124,542
197,773	iShares U.S. Treasury Bond ETF	4,930,481
265,660	PIMCO 0-5 Year High Yield
	Corporate Bond Index ETF	26,528,808
104,529	PowerShares Chinese Yuan Dim
	Sum Bond Portfolio ETF	2,254,690
560,247	SPDR Bloomberg Barclays
	Short-Term Corporate Bond ETF	17,104,341
879,825	SPDR Bloomberg Barclays
	Short-Term High Yield Bond ETF	24,353,556
334,013	VanEck Vectors International
	High Yield Bond ETF	7,956,190
249,672	Vanguard Short-Term
	Corporate Bond ETF	19,816,467
32,946	WisdomTree Asia Local Debt Fund ETF	1,403,829

EXCHANGE TRADED FUNDS—68.1% (continued)
47,707	WisdomTree Emerging
	Markets Corporate Bond Fund ETF	3,318,976
TOTAL EXCHANGE TRADED FUNDS
(Cost $136,007,277)		136,590,185

SHORT-TERM INVESTMENTS—18.9%
12,495,711	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	12,495,711
25,513,030	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	25,513,030
TOTAL SHORT-TERM INVESTMENTS
(Cost $38,008,741)		38,008,741
TOTAL INVESTMENTS—112.2%
(Cost $224,700,012)		225,233,597
Liabilities in Excess of Other Assets—(12.2)%		(24,517,812)
NET ASSETS—100.0%		$200,715,785

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $24,742,807.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $25,513,030 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Tactical Rotation Shares
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS—84.3%
67,012	First Trust Preferred Securities
	and Income ETF+	$1,272,558
51,238	First Trust S&P REIT Index Fund	1,181,548
28,976	iShares Core MSCI EAFE ETF	1,553,983
5,640	iShares International
	Treasury Bond ETF	506,585
61,029	iShares Latin America 40 ETF+	1,683,180
5,800	iShares MSCI Mexico Capped ETF	255,026
6,836	iShares Russell 1000 Value ETF	765,837
4,028	iShares Russell Mid-Cap ETF	720,448
14,801	PowerShares Chinese Yuan Dim
	Sum Bond Portfolio ETF	319,257
8,595	PowerShares DWA Basic Materials
	Momentum Portfolio ETF	508,996
23,542	PowerShares S&P SmallCap
	Health Care Portfolio ETF+	1,723,039
23,270	SPDR Barclays International
	Corporate Bond ETF	718,578
14,162	WisdomTree Asia
	Local Debt Fund ETF	603,443
TOTAL EXCHANGE TRADED FUNDS
(Cost $11,831,100)		11,812,478

SHORT-TERM INVESTMENTS—26.7%
2,515,894	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	2,515,894
1,226,375	Mount Vernon Liquid Assets
	Portfolio, LLC 1.00% (a)^	1,226,375
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,742,269)		3,742,269
TOTAL INVESTMENTS—111.0%
(Cost $15,573,369)		15,554,747
Liabilities in Excess of Other Assets—(11.0)%		(1,548,923)
NET ASSETS—100.0%		$14,005,824

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+	All or portion of this security is on loan as of December 31, 2016. Total value of securities on loan is $1,191,637.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,226,375 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Power FactorTM High Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—98.1%

Consumer Discretionary—27.4%
2,179	Cracker Barrel Old Country Store, Inc.	$363,849
1,131	DineEquity, Inc.	87,087
79,790	Ford Motor Company	967,853
6,904	Gannett Company, Inc.	67,038
30,023	General Motors Company	1,046,001
11,143	GNC Holdings, Inc.	123,019
15,340	H&R Block, Inc.	352,667
21,337	Kohl’s Corporation	1,053,621
26,277	Macy’s, Inc.	940,979
2,582	MDC Holdings, Inc.	66,254
2,133	Meredith Corporation	126,167
3,444	New Media Investment Group, Inc.	55,070
8,474	Regal Entertainment Group	174,564
4,441	Target Corporation	320,774
		5,744,943
Consumer Staples—1.9%
19,886	Flowers Foods, Inc.	397,123

Energy—10.3%
6,767	Marathon Petroleum Corporation	340,718
17,238	Valero Energy Corporation	1,177,700
16,542	Western Refining, Inc.	626,115
		2,144,533
Financials—8.9%
4,836	Federated Investors, Inc.	136,762
2,694	Greenhill & Company, Inc.	74,624
10,089	Invesco, Ltd.	306,100
5,124	Maiden Holdings, Ltd.	89,414
903	Mercury General Corporation	54,370
21,758	Navient Corporation	357,484
8,773	Old Republic International Corporation	166,687
20,280	People’s United Financial, Inc.	392,621
12,035	Umpqua Holdings Corporation	226,017
3,533	Virtu Financial, Inc.	56,351
		1,860,430
Health Care—1.6%
5,390	AbbVie, Inc.	337,522

Industrials—5.4%
15,267	Emerson Electric Company	851,135
8,658	Pitney Bowes, Inc.	131,515
4,942	Steelcase, Inc.	88,462
2,250	West Corporation	55,710
		1,126,822
Information Technology—7.5%
9,839	Cisco Systems, Inc.	297,334
2,089	International Business
	Machines Corporation	346,753
24,457	Seagate Technology plc	933,524
		1,577,611
Materials—10.5%
5,476	Dow Chemical Company	313,337
1,343	Greif, Inc.	68,909
16,632	International Paper Company	882,494
10,321	LyondellBasell Industries NV	885,335
1,243	Schweitzer-Mauduit International, Inc.	56,594
		2,206,669
Telecommunication Services—9.6%
22,295	AT&T, Inc.	948,207
19,898	Verizon Communications, Inc.	1,062,155
		2,010,362
Utilities—15.0%
27,316	AES Corporation	317,412
4,337	Consolidated Edison, Inc.	319,550
8,064	Entergy Corporation	592,462
15,886	Exelon Corporation	563,794
4,685	Hawaiian Electric Industries, Inc.	154,933
18,371	PPL Corporation	625,533
13,032	Public Service Enterprise Group, Inc.	571,844
		3,145,528
TOTAL COMMON STOCKS
(Cost $20,752,115)		20,551,543

SHORT-TERM INVESTMENTS—1.0%
205,322	Invesco STIT-Treasury Portfolio,
	Institutional Class, 0.26% (a)	205,322
TOTAL SHORT-TERM INVESTMENTS
(Cost $205,322)		205,322
TOTAL INVESTMENTS—99.1%
(Cost $20,957,437)		20,756,865
Other Assets in Excess of Liabilities—0.9%		191,559
NET ASSETS—100.0%		$20,948,424

(a)	The rate quoted is the annualized seven-day yield at December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMG Shares	SMV Shares	SMY Shares	SMS Shares	LCG Shares
ASSETS
Investments in securities, at value*+ (Note 2)	$77,405,905	$80,749,384	$103,433,279	$79,712,412	$66,646,121
Cash	—	—	18,612	1	9,439
Receivable for investments sold	2,753,356	2,865,499	3,520,332	2,196,678	4,758,515
Receivable for fund shares sold	—	—	—	—	—
Dividends and interest receivable	32,984	54,630	97,928	102,804	45,032
Prepaid expenses and other assets	8,167	6,788	7,816	8,189	6,901
Securities lending income receivable	3,539	3,177	4,482	3,860	3,075
Due from Advisor	—	—	—	—	—
Total Assets	80,203,951	83,679,478	107,082,449	82,023,944	71,469,083

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	17,883,403	18,917,900	21,122,919	14,316,678	13,599,605
Investments purchased	526,861	613,881	3,494,278	340,428	1,699,442
Distribution payable	70,704	188,803	255,295	279,770	115,778
Fund shares redeemed	—	—	—	—	—
Management fees (Note 3)	45,289	47,178	60,051	49,802	41,786
Administration and fund accounting fees	12,485	11,838	15,212	12,535	11,681
Audit fees	6,372	6,369	6,293	6,354	5,985
Chief Compliance Officer fee	478	748	840	596	568
Custody fees	1,087	1,023	1,394	1,008	1,109
Directors fees	144	159	79	123	52
Accrued other expense	7,443	8,989	7,501	7,720	8,410
Total Liabilities	18,554,266	19,796,888	24,963,862	15,015,014	15,484,416
NET ASSETS	$61,649,685	$63,882,590	$82,118,587	$67,008,930	$55,984,667

NET ASSETS CONSIST OF:
Paid-in Capital	$79,841,608	$73,299,674	$104,931,922	$83,106,068	$77,499,663
Undistributed (Accumulated) Net
Investment Income (Loss)	8,604	23,284	20,384	25,087	29,383
Accumulated Net Realized Gain (Loss) on Investments	(20,317,611)	(11,227,049)	(27,442,523)	(18,433,561)	(23,460,522)
Net Unrealized Appreciation (Depreciation) on:
Investments in securities	2,117,084	1,786,681	4,608,804	2,311,336	1,916,143
Net Assets	$61,649,685	$63,882,590	$82,118,587	$67,008,930	$55,984,667
*Cost
Investments in securities	$75,288,821	$78,962,703	$98,824,475	$77,401,076	$64,729,978
Net Asset Value (unlimited shares authorized):
Net Assets	$61,649,685	$63,882,590	$82,118,587	$67,008,930	$55,984,667
Shares Outstanding^	2,650,000	2,600,000	3,750,000	2,950,000	2,500,000
Net Asset Value, Offering and Redemption Price per Share	$23.26	$24.57	$21.90	$22.71	$22.39

^	No Par Value
+	Including securities on loan of $17,396,550, $18,371,033, $20,543,285, 13,900,986, $13,214,967, $19,763,135, $24,037,318, $16,573,318, $9,986,243, $24,742,807, $1,191,637, and $0 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Assets and Liabilities (concluded)

December 31, 2016 (Unaudited)

WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Power FactorTM
LCV Shares	LCY Shares	LCS Shares	Income Shares	High Income Shares	Rotation Shares	High Dividend ETF

$82,849,699	$101,152,545	$82,233,831	$276,618,950	$225,233,597	$15,554,747	$20,756,865
13,487	17,986	—	7,259,904	102,903	20,278	—
4,079,575	2,228,563	—	10,022,046	8,909,505	1,981,236	—
—	—	—	—	7,131,030	—	8,671,565
60,286	156,866	75,228	304,484	357,874	31,642	2,233
4,860	8,638	7,094	50,096	35,370	80,121	21,982
2,569	3,990	2,838	11,550	27,938	2,661	—
—	—	—	—	—	—	4,496
87,010,476	103,568,588	82,318,991	294,267,030	241,798,217	17,670,685	29,457,141

20,312,959	24,711,897	17,020,949	10,228,573	25,513,030	1,226,375	—
4,060,762	—	—	—	14,650,337	—	8,505,354
223,942	273,817	152,221	702,511	729,997	89,430	1,508
—	—	—	17,382,010	—	2,335,320	—
45,143	57,567	47,455	218,993	138,447	4,883	—
10,983	14,522	12,286	52,873	32,390	2,016	341
6,381	6,309	6,364	5,358	5,866	3,940	547
737	946	643	2,601	1,316	141	295
1,201	1,356	1,194	4,692	2,745	311	78
1	2	117	3	11	3	48
7,099	8,504	7,451	7,112	8,293	2,442	546
24,669,208	25,074,920	17,248,680	28,604,726	41,082,432	3,664,861	8,508,717
$62,341,268	$78,493,668	$65,070,311	$265,662,304	$200,715,785	$14,005,824	$20,948,424

$73,131,828	$105,408,889	$79,115,936	$273,146,778	$214,308,787	$15,037,895	$21,149,945

21,553	7,325	27,825	(73,601)	12,820	(1,368)	(538)

(12,725,995)	(29,304,427)	(16,106,655)	(5,961,801)	(14,139,407)	(1,012,081)	(411)

1,913,882	2,381,881	2,033,205	(1,449,072)	533,585	(18,622)	(200,572)
$62,341,268	$78,493,668	$65,070,311	$265,662,304	$200,715,785	$14,005,824	$20,948,424

$80,935,817	$98,770,664	$80,200,626	$278,068,022	$224,700,012	$15,573,369	$20,957,437

$62,341,268	$78,493,668	$65,070,311	$265,662,304	$200,715,785	$14,005,824	$20,948,424
2,550,000	3,750,000	2,800,000	10,700,000	8,450,000	600,000	850,000
$24.45	$20.93	$23.24	$24.83	$23.75	$23.34	$24.65

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Operations

For the Six-Months Ended December 31, 2016 (Unaudited)

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMG Shares	SMV Shares	SMY Shares	SMS Shares	LCG Shares
INVESTMENT INCOME
Income:
Dividends+	$461,958	$650,747	$1,102,258	$656,158	$579,062
Interest	5,092	6,179	9,479	5,846	6,557
Securities lending income (Note 7)	18,905	17,575	26,210	20,774	14,424
Total Investment Income	485,955	674,501	1,137,947	682,778	600,043

Expenses:
Management fees (Note 3)	287,040	286,962	383,164	310,109	272,862
Administration, fund accounting and custodian fees (Note 6)	25,616	24,297	32,184	26,161	23,898
Offering costs	—	—	—	—	—
Professional fees	16,623	18,081	23,653	18,268	15,652
Exchange fees	6,805	8,255	6,273	6,987	6,789
Director’s fees and expenses	2,151	1,951	2,628	2,229	1,857
Registration fees	—	—	—	—	—
Shareholder reporting expenses	5,810	5,694	6,205	5,522	5,445
Insurance expense	4,195	3,771	5,149	3,887	4,297
Miscellaneous expenses	948	953	873	1,194	990
Total Expenses	349,188	349,964	460,129	374,357	331,790
Less: Fees (waived)/recouped	—	—	—	—	—
Net Expenses	349,188	349,964	460,129	374,357	331,790
Net Investment Income	136,767	324,537	677,818	308,421	268,253

REALIZED & UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	6,289,796	9,761,416	4,748,312	8,169,563	2,640,258
Purchased options	(180,049)	(178,746)	(253,088)	(200,275)	(167,068)
Written options	2,128	—	19,641	—	31,363
Net change in unrealized appreciation (depreciation) of:
Investments in securities	(1,949,593)	(837,388)	2,524,781	(1,657,795)	(1,381,812)
Written options	—	—	—	—	5,170
Net realized and unrealized gain (loss) on investments	4,162,282	8,745,282	7,039,646	6,311,493	1,127,911
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,299,049	$9,069,819	$7,717,464	$6,619,914	$1,396,164

+	Net of withholding taxes of $0, $0, $0, $0, $0, $0, $2,908, $0, $0, $0, $0, and $0 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Operations (concluded)

For the Six-Months Ended December 31, 2016 (Unaudited)

WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Power FactorTM
LCV Shares	LCY Shares	LCS Shares	Income Shares	High Income Shares	Rotation Shares	High Dividend ETF

$664,473	$962,524	$659,188	$4,220,139	$2,986,066	$171,706	$2,227
7,524	14,434	7,973	194,335	102,714	2,413	6
18,184	20,003	17,251	182,075	125,781	2,761	—
690,181	996,961	684,412	4,596,549	3,214,561	176,880	2,233

276,550	368,463	299,753	1,506,324	894,479	60,397	993
18,132	30,522	25,046	124,012	76,088	6,646	419
—	—	—	—	—	29,423	2,471
19,351	22,058	18,665	59,199	31,428	8,575	2,224
5,984	5,802	5,767	5,459	5,857	3,861	316
1,513	2,455	2,091	10,822	5,760	114	48
—	—	—	—	—	804	86
5,935	5,651	6,138	6,978	6,373	729	52
3,875	5,038	4,228	15,989	10,054	718	51
810	753	954	3,104	2,376	755	92
332,150	440,742	362,642	1,731,887	1,032,415	112,022	6,752
—	—	—	—	—	(23,204)	(5,489)
332,150	440,742	362,642	1,731,887	1,032,415	88,818	1,263
358,031	556,219	321,770	2,864,662	2,182,146	88,062	970

7,651,157	2,108,528	4,975,598	9,830,625	8,787,119	(1,008,001)	(411)
(165,123)	(220,226)	(182,256)	(132,802)	(119,745)	(4,080)	—
21,101	11,165	23,203	—	75,867	—	—

(787,742)	402,937	(1,191,668)	(13,951,096)	(5,785,750)	(18,622)	(200,572)
16,851	8,648	18,143	—	49,799	—	—
6,736,244	2,311,052	3,643,020	(4,253,273)	3,007,290	(1,030,703)	(200,983)

$7,094,275	$2,867,271	$3,964,790	$(1,388,611)	$5,189,436	$(942,641)	$(200,013)

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets

	WBI Tactical SMG Shares[1]		WBI Tactical SMV Shares[1]
	Six-Months Ended		Six-Months Ended
	December 31, 2016	Year Ended	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$136,767	$267,399	$324,537	$726,487
Net realized gain (loss) on investments	6,111,875	(20,768,005)	9,582,670	(14,913,234)
Net change in unrealized appreciation (depreciation)
of investments	(1,949,593)	1,920,491	(837,388)	(311,503)
Net increase (decrease) in net assets
resulting from operations	4,299,049	(18,580,115)	9,069,819	(14,498,250)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(70,704)	(325,192)	(361,000)	(644,333)
From net realized gain	—	—	—	—
Total distributions to shareholders	(70,704)	(325,192)	(361,000)	(644,333)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from
capital share transactions	(18,493,220)	(37,448,825)	(17,775,305)	(12,024,980)
Total increase (decrease) in net assets	$(14,264,875)	$(56,354,132)	$(9,066,486)	$(27,167,563)

NET ASSETS
Beginning of Period/Year	$75,914,560	$132,268,692	$72,949,076	$100,116,639
End of Period/Year	$61,649,685	$75,914,560	$63,882,590	$72,949,076
Undistributed (accumulated) net
investment income (loss)	$8,604	$(57,549)	$23,284	$59,747

[1]
Subsequent to the Fund’s shares listing on NYSE ARCA, Inc., WBI Investments, Inc. (the “Sub-Advisor”) purchased $10,000 of shares of the Fund. The Sub-Advisor’s total investment (at cost) in all Funds at December 31, 2016 totaled $100,000.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (continued)

WBI Tactical SMY Shares[1]		WBI Tactical SMS Shares[1]		WBI Tactical LCG Shares[1]
Six-Months Ended		Six-Months Ended		Six-Months Ended
December 31, 2016	Year Ended	December 31, 2016	Year Ended	December 31, 2016	Year Ended
(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016

$677,818	$1,425,263	$308,421	$539,789	$268,253	$277,511
4,514,865	(25,710,152)	7,969,288	(18,719,566)	2,504,553	(18,375,823)

2,524,781	1,918,119	(1,657,795)	4,149,454	(1,376,642)	4,784,238

7,717,464	(22,366,770)	6,619,914	(14,030,323)	1,396,164	(13,314,074)

(814,367)	(1,343,813)	(300,798)	(439,882)	(311,738)	(270,327)
—	—	—	—	—	—
(814,367)	(1,343,813)	(300,798)	(439,882)	(311,738)	(270,327)

(22,763,055)	(19,374,510)	(19,036,350)	(5,027,220)	(18,527,150)	(51,140,430)
$(15,859,958)	$(43,085,093)	$(12,717,234)	$(19,497,425)	$(17,442,724)	$(64,724,831)

$97,978,545	$141,063,638	$79,726,164	$99,223,589	$73,427,391	$138,152,222
$82,118,587	$97,978,545	$67,008,930	$79,726,164	$55,984,667	$73,427,391

$20,384	$156,933	$25,087	$17,464	$29,383	$72,868

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (continued)

	WBI Tactical LCV Shares[1]		WBI Tactical LCY Shares[1]
	Six-Months Ended		Six-Months Ended
	December 31, 2016	Year Ended	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income (loss)	$358,031	$198,909	$556,219	$493,611
Net realized gain (loss) on investments	7,507,135	(12,537,112)	1,899,467	(24,900,650)
Net change in unrealized appreciation (depreciation)
of investments	(770,891)	2,111,775	411,585	5,297,696
Net increase (decrease) in net assets
resulting from operations	7,094,275	(10,226,428)	2,867,271	(19,127,343)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(357,188)	(208,386)	(597,171)	(515,591)
From net realized gain	—	—	—	—
Total distributions to shareholders	(357,188)	(208,386)	(597,171)	(515,591)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from
capital share transactions	(16,493,055)	(30,158,630)	(23,012,245)	(21,997,610)
Total increase (decrease) in net assets	$(9,755,968)	$(40,593,444)	$(20,742,145)	$(41,640,544)

NET ASSETS
Beginning of Period/Year	$72,097,236	$112,690,680	$99,235,813	$140,876,357
End of Period/Year	$62,341,268	$72,097,236	$78,493,668	$99,235,813
Undistributed (accumulated) net
investment income (loss)	$21,553	$20,710	$7,325	$48,277

[1]
Subsequent to the Fund’s shares listing on  NYSE ARCA, Inc., WBI Investments, Inc. (the “Sub-Advisor”) purchased $10,000 of shares of the Fund. The Sub-Advisor’s total investment (at cost) in all Funds at December 31, 2016 totaled $100,000.

[2]
On July 15, 2014 WBI Tactical Income Shares issued 4,000 shares to the Sub-Advisor at $25 per share totaling $100,000. The Sub-Advisor redeemed these shares at $25 per share prior to the listing of the Fund’s shares on NYSE ARCA, Inc. (See Note 9)

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (continued)

WBI Tactical LCS Shares[1]		WBI Tactical Income Shares[1,2]		WBI Tactical High Income Shares[1,2]
Six-Months Ended		Six-Months Ended		Six-Months Ended
December 31, 2016	Year Ended	December 31, 2016	Year Ended	December 31, 2016	Year Ended
(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016

$321,770	$183,130	$2,864,662	$4,658,702	$2,182,146	$3,622,267
4,816,545	(13,708,705)	9,697,823	(14,988,033)	8,743,241	(17,726,051)

(1,173,525)	2,921,990	(13,951,096)	12,429,387	(5,735,951)	7,089,662

3,964,790	(10,603,585)	(1,388,611)	2,100,056	5,189,436	(7,014,122)

(352,816)	(101,176)	(2,948,426)	(4,648,394)	(2,179,262)	(3,612,331)
—	—	—	(876,555)	—	—
(352,816)	(101,176)	(2,948,426)	(5,524,949)	(2,179,262)	(3,612,331)

(19,450,560)	(30,015,525)	(126,558,195)	91,920,525	(30,395,850)	21,946,905
$(15,838,586)	$(40,720,286)	$(130,895,232)	$88,495,632	$(27,385,676)	$11,320,452

$80,908,897	$121,629,183	$396,557,536	$308,061,904	$228,101,461	$216,781,009
$65,070,311	$80,908,897	$265,662,304	$396,557,536	$200,715,785	$228,101,461

$27,825	$58,871	$(73,601)	$10,163	$12,820	$9,936

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (concluded)

	WBI Tactical Rotation Shares[1]	WBI Power FactorTM High Dividend ETF[2]
	Period Ended	Period Ended
	December 31, 2016	December 31, 2016
	(Unaudited)	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income (loss)	$88,062	$970
Net realized gain (loss) on investments	(1,012,081)	(411)
Net change in unrealized appreciation (depreciation)
of investments	(18,622)	(200,572)
Net increase (decrease) in net assets
resulting from operations	(942,641)	(200,013)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(89,430)	(1,508)
From net realized gain	—	—
Total distributions to shareholders	(89,430)	(1,508)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from
capital share transactions	15,037,895	21,149,945
Total increase (decrease) in net assets	$14,005,824	$20,948,424

NET ASSETS
Beginning of Period/Year	$—	$—
End of Period/Year	$14,005,824	$20,948,424
Undistributed (accumulated) net investment income (loss)	$(1,368)	$(538)

[1]	Fund commenced operations on July 25, 2016. The information presented is for the period from July 25, 2016 to December 31, 2016.
[2]	Fund commenced operations on December 19, 2016. The information presented is for the period from December 19, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

(This page intentionally left blank.)

Absolute Shares Trust

Financial Highlights

For capital share outstanding throughout each period/year

	WBI Tactical SMG Shares
	Six-Months Ended
	December 31, 2016	Year Ended	Period Ended
	(Unaudited)	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$21.69	$25.19	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.05	0.06	0.04
Net gain (loss) on investments (realized and unrealized)[6]	1.55	(3.49)	0.19
Total from investment operations	1.60	(3.43)	0.23
Less Distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.04)
Tax return of capital to shareholders	—	—	(0.00)[8]
Distributions from net realized gain	—	—	—
Total Distributions	(0.03)	(0.07)	(0.04)
Net asset value, end of period/year	$23.26	$21.69	$25.19
Market price, end of period/year	$23.21	$21.57	$25.27
Net Asset Total Return[7]	7.46%[3]	(13.72)%	0.94%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$61,650	$75,915	$132,269
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.03%[4]	0.99%	1.03%[4]
Expenses after fees (waived)/recouped	1.03%[4]	0.99%	1.03%[4]
Net investment income (loss) to average net assets	0.41%[4]	0.26%	0.18%[4]
Portfolio turnover rate[5]	12%[3]	531%	255%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)

For capital share outstanding throughout each period/year

WBI Tactical SMV Shares			WBI Tactical SMY Shares
Six-Months Ended			Six-Months Ended
December 31, 2016	Year Ended	Period Ended	December 31, 2016	Year Ended	Period Ended
(Unaudited)	June 30, 2016	June 30, 2015[1]	(Unaudited)	June 30, 2016	June 30, 2015[1]
$21.46	$24.72	$25.00	$20.20	$24.11	$25.00

0.11	0.17	0.06	0.16	0.24	0.26
3.13	(3.28)	(0.27)	1.74	(3.92)	(0.92)
3.24	(3.11)	(0.21)	1.90	(3.68)	(0.66)

(0.13)	(0.15)	(0.07)	(0.20)	(0.23)	(0.23)
—	—	(0.00)[8]	—	—	—
—	—	—	—	—	—
(0.13)	(0.15)	(0.07)	(0.20)	(0.23)	(0.23)
$24.57	$21.46	$24.72	$21.90	$20.20	$24.11
$24.56	$21.40	$24.77	$21.88	$20.12	$24.14
15.23%[3]	(12.71)%	(0.84)%[3]	9.52%[3]	(15.44)%	(2.60)%[3]

$63,883	$72,949	$100,117	$82,119	$97,979	$141,064

1.04%[4]	0.99%	1.07%[4]	1.02%[4]	0.98%	1.03%[4]
1.04%[4]	0.99%	1.07%[4]	1.02%[4]	0.98%	1.03%[4]
0.96%[4]	0.75%	0.30%[4]	1.50%[4]	1.11%	1.29%[4]
233%[3]	565%	278%[3]	183%[3]	553%	264%[3]

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)

For capital share outstanding throughout each period/year

	WBI Tactical SMS Shares
	Six-Months Ended
	December 31, 2016	Year Ended	Period Ended
	(Unaudited)	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$20.71	$23.62	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.09	0.12	(0.01)
Net gain (loss) on investments (realized and unrealized)[6]	2.01	(2.94)	(1.35)
Total from investment operations	2.10	(2.82)	(1.36)
Less Distributions:
Distributions from net investment income	(0.10)	(0.09)	(0.00)[8]
Tax return of capital to shareholders	—	—	(0.02)
Distributions from net realized gain	—	—	—
Total distributions	(0.10)	(0.09)	(0.02)
Net asset value, end of period/year	$22.71	$20.71	$23.62
Market price, end of period/year	$22.68	$20.60	$23.68
Net Asset Total Return[7]	10.19%[7]	(12.01)%	(5.40)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$67,009	$79,726	$99,224
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.03%[4]	0.99%	1.06%[4]
Expenses after fees (waived)/recouped	1.03%[4]	0.99%	1.06%[4]
Net investment income (loss) to average net assets	0.85%[4]	0.56%	(0.04)%[4]
Portfolio turnover rate[5]	224%[3]	569%	311%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)

For capital share outstanding throughout each period/year

WBI Tactical LCG Shares			WBI Tactical LCV Shares
Six-Months Ended			Six-Months Ended
December 31, 2016	Year Ended	Period Ended	December 31, 2016	Year Ended	Period Ended
(Unaudited)	June 30, 2016	June 30, 2015[1]	(Unaudited)	June 30, 2016	June 30, 2015[1]
$21.92	$24.45	$25.00	$21.85	$23.98	$25.00

0.09	0.06	0.28	0.13	0.04	0.24
0.49	(2.53)	(0.59)	2.60	(2.12)	(1.04)
0.58	(2.47)	(0.31)	2.73	(2.08)	(0.80)

(0.11)	(0.06)	(0.24)	(0.13)	(0.05)	(0.22)
—	—	—	—	—	—
—	—	—	—	—	—
(0.11)	(0.06)	(0.24)	(0.13)	(0.05)	(0.22)
$22.39	$21.92	$24.45	$24.45	$21.85	$23.98
$22.34	$21.83	$24.51	$24.42	$21.77	$23.98
2.77%[3]	(10.14)%	(1.25)%[3]	12.58%[3]	(8.63)%	(3.29)%[3]

$55,985	$73,427	$138,152	$62,341	$72,097	$112,691

1.03%[4]	0.99%	1.02%[4]	1.02%[4]	0.99%	1.04%[4]
1.03%[4]	0.99%	1.02%[4]	1.02%[4]	0.99%	1.04%[4]
0.84%[4]	0.25%	1.30%[4]	1.10%[4]	0.19%	1.17%[4]
174%[3]	571%	240%[3]	236%[3]	573%	294%[3]

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)

For capital share outstanding throughout each period/year

	WBI Tactical LCY Shares
	Six-Months Ended
	December 31, 2016	Year Ended	Period Ended
	(Unaudited)	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$20.25	$23.48	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.13	0.08	0.35
Net gain (loss) on investments (realized and unrealized)[6]	0.70	(3.22)	(1.58)
Total from investment operations	0.83	(3.14)	(1.23)
Less Distributions:
Distributions from net investment income	(0.15)	(0.09)	(0.29)
Tax return of capital to shareholders	—	—	—
Distributions from net realized gain	—	—	—
Total distributions	(0.15)	(0.09)	(0.29)
Net asset value, end of period/year	$20.93	$20.25	$23.48
Market price, end of period/year	$20.87	$20.19	$23.50
Net Asset Total Return[7]	4.13%[3]	(13.37)%	(4.98)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$78,494	$99,236	$140,876
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.02%[4]	0.98%	1.02%[4]
Expenses after fees (waived)/recouped	1.02%[4]	0.98%	1.02%[4]
Net investment income (loss) to average net assets	1.28%[4]	0.38%	1.67%[4]
Portfolio turnover rate[5]	217%[3]	584%	277%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)

For capital share outstanding throughout each period/year

WBI Tactical LCS Shares			WBI Tactical Income Shares
Six-Months Ended			Six-Months Ended
December 31, 2016	Year Ended	Period Ended	December 31, 2016	Year Ended	Period Ended
(Unaudited)	June 30, 2016	June 30, 2015[1]	(Unaudited)	June 30, 2016	June 30, 2015[1]
$21.87	$23.85	$25.00	$25.18	$25.46	$25.00

0.10	0.04	0.06	0.20	0.34	0.23
1.39	(2.00)	(1.16)	(0.33)	(0.23)	0.46
1.49	(1.96)	(1.10)	(0.13)	0.11	0.69

(0.12)	(0.02)	(0.04)	(0.22)	(0.33)	(0.23)
—	—	(0.01)	—	—	—
—	—	—	—	(0.06)	—
(0.12)	(0.02)	(0.05)	(0.22)	(0.39)	(0.23)
$23.24	$21.87	$23.85	$24.83	$25.18	$25.46
$23.20	$21.79	$23.88	$24.80	$25.16	$25.48
6.86%[3]	(8.22)%	(4.41)%[3]	(0.51)%[3]	0.45%	2.77%[3]

$65,070	$80,909	$121,629	$265,662	$396,558	$308,062

1.03%[4]	0.98%	1.02%[4]	0.98%[4]	0.95%	0.99%[4]
1.03%[4]	0.98%	1.02%[4]	0.98%[4]	0.95%	0.99%[4]
0.91%[4]	0.17%	0.27%[4]	1.62%[4]	1.35%	1.08%[4]
194%[3]	493%	296%[3]	273%[3]	364%	308%[3]

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)

For capital share outstanding throughout each period/year

	WBI Tactical High Income Shares
	Six-Months Ended
	December 31, 2016	Year Ended	Period Ended
	(Unaudited)	June 30, 2016	June 30, 2015[1]
Net Asset Value, Beginning of Period/Year	$23.40	$24.50	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.25	0.39	0.36
Net gain (loss) on investments (realized and unrealized)[6]	0.35	(1.11)	(0.51)
Total from investment operations	0.60	(0.72)	(0.15)
Less Distributions:
Distributions from net investment income	(0.25)	(0.38)	(0.35)
Tax return of capital to shareholders	—	—	(0.00)[8]
Distributions from net realized gain	—	—	—
Total distributions	(0.25)	(0.38)	(0.35)
Net asset value, end of period/year	$23.75	$23.40	$24.50
Market price, end of period/year	$23.80	$23.34	$24.56
Net Asset Total Return[7]	2.68%[3]	(2.97)%	(0.65)%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$200,716	$228,101	$216,781
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.98%[4]	0.95%	0.98%[4]
Expenses after fees (waived)/recouped	0.98%[4]	0.95%	0.98%[4]
Net investment income (loss) to average net assets	2.07%[4]	1.64%	1.72%[4]
Portfolio turnover rate[5]	258%[3]	328%	293%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.
[9]	Fund commenced operations on July 25, 2016. The information presented is for the period from July 25, 2016 to December 31, 2016.
[10]	Fund commenced operations on December 19, 2016. The information presented is for the period from December 19, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (concluded)

For capital share outstanding throughout each period/year

WBI Tactical Rotation Shares	WBI Power FactorTM High Dividend ETF
Period Ended	Period Ended
December 31, 2016[9]	December 31, 2016[10]
(Unaudited)	(Unaudited)
$25.00	$25.00

0.13	(0.00)[8]
(1.66)	(0.35)
(1.53)	(0.35)

(0.13)	(0.00)[8]
—	—
—	—
(0.13)	(0.00)[8]
$23.34	$24.65
$23.28	$24.65
(6.12)%[3]	(1.41)%[3]

$14,006	$20,948

1.58%[4]	3.74%[4]
1.25%[4]	0.70%[4]
1.24%[4]	(0.30)%[4]
440%[3]	0%[3]

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Notes to Financial Statements
December 31, 2016 (Unaudited)

NOTE 1 — ORGANIZATION

Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). As of December 31, 2016, the Trust consists of the following twelve separate investment portfolios (each, a “Fund” and, together, the “Funds”):

WBI Tactical SMG Shares
WBI Tactical SMV Shares
WBI Tactical SMY Shares
WBI Tactical SMS Shares
WBI Tactical LCG Shares
WBI Tactical LCV Shares
WBI Tactical LCY Shares
WBI Tactical LCS Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares
WBI Tactical Rotation Shares
WBI Power FactorTM High Dividend ETF

Each Fund is classified as a diversified portfolio except WBI Tactical Rotation Shares, which is non-diversified.

The Funds’ investment advisor, Millington Securities, Inc. (“Advisor”), has selected its affiliate, WBI Investments, Inc. (“Sub-Advisor”), to act as Sub-Advisor. Both the Advisor and Sub-Advisor are registered as investment advisors with the Securities and Exchange Commission (“SEC”). The Advisor is also registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority. The Board of Trustees (the “Board” and each member a “Trustee”) supervises the conduct of the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at December 31, 2016. Actual results could differ from these estimates.

A. Valuation. All equity securities, including domestic common stocks, preferred stocks, real estate investment trusts, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market, NASDAQ Select Market and NASDAQ Capital Market (collectively “NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“USBFS”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2016:

WBI Tactical SMG Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$56,461,403	$—	$—	$56,461,403
Short-Term Investments	20,944,502	—	—	20,944,502
Total Investments in Securities, at value	$77,405,905	$—	$—	$77,405,905

WBI Tactical SMV Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$58,352,418	$—	$—	$58,352,418
Short-Term Investments	22,396,966	—	—	22,396,966
Total Investments in Securities, at value	$80,749,384	$—	$—	$80,749,384

WBI Tactical SMY Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$78,717,317	$—	$—	$78,717,317
Short-Term Investments	24,715,962	—	—	24,715,962
Total Investments in Securities, at value	$103,433,279	$—	$—	$103,433,279

WBI Tactical SMS Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$62,106,459	$—	$—	$62,106,459
Short-Term Investments	17,605,953	—	—	17,605,953
Total Investments in Securities, at value	$79,712,412	$—	$—	$79,712,412

WBI Tactical LCG Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$50,587,836	$—	$—	$50,587,836
Short-Term Investments	16,058,285	—	—	16,058,285
Total Investments in Securities, at value	$66,646,121	$—	$—	$66,646,121

WBI Tactical LCV Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$59,920,095	$—	$—	$59,920,095
Short-Term Investments	22,929,604	—	—	22,929,604
Total Investments in Securities, at value	$82,849,699	$—	$—	$82,849,699

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

WBI Tactical LCY Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$72,855,115	$—	$—	$72,855,115
Short-Term Investments	28,297,430	—	—	28,297,430
Total Investments in Securities, at value	$101,152,545	$—	$—	$101,152,545

WBI Tactical LCS Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$62,109,970	$—	$—	$62,109,970
Short-Term Investments	20,123,861	—	—	20,123,861
Total Investments in Securities, at value	$82,233,831	$—	$—	$82,233,831

WBI Tactical Income Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,463,811	$—	$—	$38,463,811
Exchange Traded Funds	141,650,202	—	—	141,650,202
US Government Notes	75,958,847	—	—	75,958,847
Short-Term Investments	20,546,090	—	—	20,546,090
Total Investments in Securities, at value	$276,618,950	$—	$—	$276,618,950

WBI Tactical High Income Shares

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$50,634,671	$—	$—	$50,634,671
Exchange Traded Funds	136,590,185	—	—	136,590,185
Short-Term Investments	38,008,741	—	—	38,008,741
Total Investments in Securities, at value	$225,233,597	$—	$—	$225,233,597

WBI Tactical Rotation Shares

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,812,478	$—	$—	$11,812,478
Short-Term Investments	3,742,269	—	—	3,742,269
Total Investments in Securities, at value	$15,554,747	$—	$—	$15,554,747

WBI Power FactorTM High Dividend ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,551,543	$—	$—	$20,551,543
Short-Term Investments	205,322	—	—	205,322
Total Investments in Securities, at value	$20,756,865	$—	$—	$20,756,865

^  See Schedules of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2016, the Funds recognized no transfers to or from Levels 1, 2 or 3.

B. Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives in which the Funds invest will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Debt Securities Risk – The market value of debt securities held by the Funds typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of the debt securities held by the Funds will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity dates. Debt securities subject to prepayment can offer

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for a Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

ETF and Other Investment Companies Risk – When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk – Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.

Equity Securities Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

C. Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

D. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E. Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI Tactical SMG Shares, WBI Tactical SMV Shares, WBI Tactical SMS Shares, WBI Tactical LCG Shares, WBI Tactical LCV Shares, WBI Tactical LCS Shares, WBI Tactical Rotation Shares and  WBI Power FactorTM High Dividend ETF on a quarterly basis. Distributions to shareholders from net investment income are declared and paid by WBI Tactical SMY Shares, WBI Tactical LCY Shares, WBI Tactical Income Shares and WBI Tactical High Income Shares on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

F. Derivative Transactions. The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for economic hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to economically hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transactions exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

With exchange-traded options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The average monthly volume of derivative activity during the six-months ended December 31, 2016 was as follows:

	Average Number of Contracts
Fund	Purchased Options	Written Options
WBI Tactical SMG Shares	97	3
WBI Tactical SMV Shares	81	—
WBI Tactical SMY Shares	359	62
WBI Tactical SMS Shares	90	—
WBI Tactical LCG Shares	386	78
WBI Tactical LCV Shares	414	167
WBI Tactical LCY Shares	284	89
WBI Tactical LCS Shares	714	184
WBI Tactical Income Shares	64	—
WBI Tactical High Income Shares	3,150	258
WBI Tactical Rotation Shares	160	—
WBI Power FactorTM High Dividend ETF	—	—

The activity in written options during the period ended December 31, 2016, is as follows:

	WBI Tactical		WBI Tactical		WBI Tactical		WBI Tactical		WBI Tactical
	SMG Shares		SMV Shares		SMY Shares		SMS Shares		LCG Shares
	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding,
beginning of period	—	$—	—	$—	—	$—	—	$—	220	$10,780
Options written	28	7,434	—	—	369	25,545	—	—	595	35,784
Options exercised	—	—	—	—	—	—	—	—	—	—
Options expired	(14)	(6,118)	—	—	—	—	—	—	(210)	(6,090)
Options closed	(14)	(1,316)	—	—	(369)	(25,545)	—	—	(605)	$(40,474)
Options outstanding,
end of period	—	$—	—	$—	—	$—	—	$—	—	$—

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

	WBI Tactical		WBI Tactical		WBI Tactical		WBI Tactical		WBI Tactical
	LCV Shares		LCY Shares		LCS Shares		Income Shares		High Income Shares
	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding,
beginning of period	717	$35,132	368	$18,032	772	$37,827	—	$—	2,119	$103,829
Options written	644	18,676	349	10,121	720	20,880	—	—	2,032	58,927
Options exercised	—	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—	—
Options closed	(1,361)	(53,808)	(717)	(28,153)	(1,492)	(58,707)	—	—	(4,151)	(162,756)
Options outstanding,
end of period	—	$—	—	$—	—	$—	—	$—	—	$—

	WBI Tactical		WBI Power FactorTM
	Rotation Shares		High Dividend ETF
	Contracts	Premiums	Contracts	Premiums
Options outstanding, beginning of period	—	$—	—	$—
Options written	—	—	—	—
Options exercised	—	—	—	—
Options expired	—	—	—	—
Options closed	—	—	—	—
Options outstanding, end of period	—	$—	—	$—

Statements of Assets and Liabilities — The Funds held no derivative instruments as of December 31, 2016.

Statements of Operations — The effect of derivative instruments on the Statements of Operations for the period end December 31, 2016 were as follows:

Amount of realized gain (loss) on derivative instruments recognized in income:

Fund	Purchased Options	Written Options
WBI Tactical SMG Shares	$(180,049)	$2,128
WBI Tactical SMV Shares	(178,746)	—
WBI Tactical SMY Shares	(253,088)	19,641
WBI Tactical SMS Shares	(200,275)	—
WBI Tactical LCG Shares	(167,068)	31,363
WBI Tactical LCV Shares	(165,123)	21,101
WBI Tactical LCY Shares	(220,226)	11,165
WBI Tactical LCS Shares	(182,256)	23,203
WBI Tactical Income Shares	(132,802)	—
WBI Tactical High Income Shares	(119,745)	75,867
WBI Tactical Rotation Shares	(4,080)	—
WBI Power FactorTM High Dividend ETF	—	—

G. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

H. Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

I. Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to December 31, 2016, that materially impacted the amounts or disclosures in the Funds’ financial statements.

J. Recent Accounting Pronouncement. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

NOTE 3 — MANAGEMENT FEE

Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement, the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-adviser and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets of each Fund except WBI Power Factor High Dividend ETF, which pays a fee that is equal to 0.55% per year, calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

NOTE 4 — PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The Sub-Advisor may determine to execute portfolio transactions through the Advisor, which is a registered broker-dealer.

NOTE 5 — EXPENSE LIMITATION AND REIMBURSEMENT

The Sub-Advisor has entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of WBI Power FactorTM High Dividend ETF until at least December 31, 2017 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of the Fund is limited to 0.70% of average net assets (the “Expense Cap”).  The Sub-Advisor has entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each of the other Funds in the Trust until at least October 31, 2017 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend  payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of the Funds are limited to 1.25% of average net assets (the “Expense Cap”).  The Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Dates. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.

At December 31, 2016 the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the tables below. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated.

WBI Tactical Rotation Shares

Expiration	Amount
December 31, 2019	$23,204

WBI Power FactorTM High Dividend ETF

Expiration	Amount
December 31, 2019	$5,489

The Funds must pay their current ordinary operating expense before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.

NOTE 6 — COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.

U.S. Bancorp Fund Services, LLC (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars shall be in the amount equal to

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of December 31, 2016, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with U.S. Bank N.A. the securities lending agent.

As of December 31, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Values of Securities on loan	Collateral Received*
WBI Tactical SMG Shares	$17,396,550	$17,883,403
WBI Tactical SMV Shares	18,371,033	18,917,900
WBI Tactical SMY Shares	20,543,285	21,122,919
WBI Tactical SMS Shares	13,900,985	14,316,678
WBI Tactical LCG Shares	13,214,967	13,599,605
WBI Tactical LCV Shares	19,763,135	20,312,959
WBI Tactical LCY Shares	24,037,318	24,711,897
WBI Tactical LCS Shares	16,573,318	17,020,949
WBI Tactical Income Shares	9,986,243	10,228,573
WBI Tactical High Income Shares	24,742,807	25,513,030
WBI Tactical Rotation Shares	1,191,637	1,226,375
WBI Power FactorTM High Dividend ETF	—	—

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the period ended December 31, 2016, was as follows:

Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI Tactical SMG Shares	$18,905
WBI Tactical SMV Shares	17,575
WBI Tactical SMY Shares	26,210
WBI Tactical SMS Shares	20,774
WBI Tactical LCG Shares	14,424
WBI Tactical LCV Shares	18,184
WBI Tactical LCY Shares	20,003
WBI Tactical LCS Shares	17,251
WBI Tactical Income Shares	182,075
WBI Tactical High Income Shares	125,781
WBI Tactical Rotation Shares	2,761
WBI Power FactorTM High Dividend ETF	—

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of December 31, 2016.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
		Gross Amounts	Statement of	Statement of	Collateral
Fund	Description	of Recognized	Assets & Liabilities	Assets & Liabilities	Received	Net Amount
WBI Tactical SMG Shares	Securities Lending	$17,883,403	$—	$17,883,403	$17,883,403	$—
WBI Tactical SMV Shares	Securities Lending	18,917,900	—	18,917,900	18,917,900	—
WBI Tactical SMY Shares	Securities Lending	21,122,919	—	21,122,919	21,122,919	—
WBI Tactical SMS Shares	Securities Lending	14,316,678	—	14,316,678	14,316,678	—
WBI Tactical LCG Shares	Securities Lending	13,599,605	—	13,599,605	13,599,605	—
WBI Tactical LCV Shares	Securities Lending	20,312,959	—	20,312,959	20,312,959	—
WBI Tactical LCY Shares	Securities Lending	24,711,897	—	24,711,897	24,711,897	—
WBI Tactical LCS Shares	Securities Lending	17,020,949	—	17,020,949	17,020,949	—
WBI Tactical Income Shares	Securities Lending	10,228,573	—	10,228,573	10,228,573	—
WBI Tactical High Income Shares	Securities Lending	25,513,030	—	25,513,030	25,513,030	—
WBI Tactical Rotation Shares	Securities Lending	1,226,375	—	1,226,375	1,226,375	—
WBI Power FactorTM High
Dividend ETF	N/A	—	—	—	—	—

NOTE 8 — TAX INFORMATION

The tax character of distributions declared by the Funds during the six-months ended December 31, 2016 and year ended June 30, 2016 were as follows:

	For Six-Months Ended		Year ended
	December 31, 2016		June 30, 2016
	Ordinary	Long Term	Ordinary	Long Term
Fund	Income	Capital Gain	Income	Capital Gain
WBI Tactical SMG Shares	$70,704	$—	$325,192	$—
WBI Tactical SMV Shares	361,000	—	644,333	—
WBI Tactical SMY Shares	814,367	—	1,343,813	—
WBI Tactical SMS Shares	300,798	—	439,882	—
WBI Tactical LCG Shares	311,738	—	270,327	—
WBI Tactical LCV Shares	357,188	—	208,386	—
WBI Tactical LCY Shares	597,171	—	515,591	—
WBI Tactical LCS Shares	352,816	—	101,176	—
WBI Tactical Income Shares	2,948,426	—	5,518,099	6,850
WBI Tactical High Income Shares	2,179,262	—	3,612,331	—
WBI Tactical Rotation Shares	89,430	—	—	—
WBI Power FactorTM High Dividend ETF	1,508	—	—	—

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended at December 31, 2016.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

Each Fund’s cost basis of investments for federal income tax purposes as of December 31, 2016 was as follows+:

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMG Shares	SMV Shares	SMY Shares	SMS Shares	LCG Shares	LCV Shares
Cost of investments	$75,288,821	$78,962,703	$98,824,475	$77,401,076	$64,729,978	$80,935,817
Gross unrealized appreciation	2,932,843	3,009,796	5,449,992	3,076,506	2,475,795	2,392,445
Gross unrealized depreciation	(815,759)	(1,223,115)	(841,118)	(765,170)	(559,652)	(478,563)
Net unrealized appreciation	$2,117,084	$1,786,681	$4,608,804	$2,311,336	$1,916,143	$1,913,882

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

					WBI Tactical	WBI Power
	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	Rotation	FactorTM High
	LCY Shares	LCS Shares	Income Shares	High Income Shares	Shares	Dividend ETF
Cost of investments	$98,770,664	$80,200,626	$278,068,022	$224,700,012	$15,573,369	$20,957,437
Gross unrealized appreciation	3,089,592	2,571,202	829,276	2,019,722	129,924	12,506
Gross unrealized depreciation	(707,711)	(537,997)	(2,278,348)	(1,486,137)	(148,546)	(213,078)
Net unrealized
appreciation (depreciation)	$2,381,881	$2,033,205	$(1,449,072)	$533,585	$(18,622)	$(200,572)

+
Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

As of June 30, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	SMG Shares	SMV Shares	SMY Shares	SMS Shares	LCG Shares	LCV Shares
Net tax unrealized appreciation	$4,066,677	$2,624,069	$2,084,023	$3,969,131	$3,297,955	$2,701,624
Undistributed ordinary income	—	59,747	156,933	17,464	72,868	20,710
Undistributed long term gain	—	—	—	—	—
Total distributable earnings	—	59,747	156,933	17,464	72,868	20,710
Other accumulated (loss)	(26,486,945)	(20,809,719)	(31,957,388)	(26,402,849)	(25,970,245)	(20,249,981)
Total accumulated gain	$(22,420,268)	$(18,125,903)	$(29,716,432)	$(22,416,254)	$(22,599,422)	$(17,527,647)

					WBI Tactical	WBI Power
	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical	Rotation	FactorTM High
	LCY Shares	LCS Shares	Income Shares	High Income Shares	Shares*	Dividend ETF*
Net tax unrealized
appreciation (depreciation)	$1,978,944	$3,224,873	$12,367,855	$6,319,335	$—	$—
Undistributed ordinary income	48,277	58,871	10,163	9,936	—	—
Undistributed long term gain	—	—	—	—	—	—
Total distributable earnings	48,277	58,871	10,163	9,936	—	—
Other accumulated (loss)	(31,212,542)	(20,941,343)	(15,525,455)	(22,932,447)	—	—
Total accumulated gain	$(29,185,321)	$(17,657,599)	$(3,147,437)	$(16,603,176)	$—	$—

*	Since the Fund has not completed a full fiscal year, as of December 31, 2016 there have been no adjustments for accumulated earnings (losses) for income tax purposes.

At June 30, 2016, the following funds deferred, on a tax basis, late year losses of:

Fund	Capital	Ordinary
WBI Tactical SMG Shares	$4,545,672	$57,459
WBI Tactical SMV Shares	12,149,812	—
WBI Tactical SMY Shares	14,279,812	—
WBI Tactical SMS Shares	10,226,081	—
WBI Tactical LCG Shares	8,344,360	—
WBI Tactical LCV Shares	6,537,301	—
WBI Tactical LCY Shares	11,040,538	—
WBI Tactical LCS Shares	6,345,594	—
WBI Tactical Income Shares	7,581,879	—
WBI Tactical High Income Shares	12,929,003	—
WBI Tactical Rotation Shares	—	—
WBI Power FactorTM High Dividend ETF	—	—

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

At June 30, 2016 the Funds had the following short-term capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

WBI Tactical SMG Shares	21,883,814
WBI Tactical SMV Shares	8,659,907
WBI Tactical SMY Shares	17,677,548
WBI Tactical SMS Shares	16,176,768
WBI Tactical LCG Shares	17,620,715
WBI Tactical LCV Shares	13,695,829
WBI Tactical LCY Shares	20,163,356
WBI Tactical LCS Shares	14,577,606
WBI Tactical Income Shares	7,943,576
WBI Tactical High Income Shares	9,953,645
WBI Tactical Rotation Shares	—
WBI Power FactorTM High Dividend ETF	—

NOTE 9 — PURCHASES AND SALES OF SECURITIES

For the six-months ended December 31, 2016, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other		US Government
Fund	Purchases	Sales	Purchases	Sales
WBI Tactical SMG Shares	$116,765,070	$7,378,362	$—	$—
WBI Tactical SMV Shares	149,085,414	142,003,744	—	—
WBI Tactical SMY Shares	159,871,254	148,223,272	—	—
WBI Tactical SMS Shares	151,356,695	149,608,530	—	—
WBI Tactical LCG Shares	113,598,230	99,095,223	—	—
WBI Tactical LCV Shares	157,371,675	137,484,879	—	—
WBI Tactical LCY Shares	197,408,998	154,937,839	—	—
WBI Tactical LCS Shares	147,201,655	122,146,051	—	—
WBI Tactical Income Shares	821,982,140	888,410,026	4,588,141	5,875,953
WBI Tactical High Income Shares	487,456,329	450,703,924	—	27,380,863
WBI Tactical Rotation Shares	56,865,778	53,377,020	—	—
WBI Power FactorTM High Dividend ETF	—	146,101	—	—

For the six-months ended December 31, 2016 the value of the in-kind security transactions was as follows:

Fund	Subscriptions	Redemptions
WBI Tactical SMG Shares	$—	$126,745,785
WBI Tactical SMV Shares	—	16,496,757
WBI Tactical SMY Shares	—	20,154,802
WBI Tactical SMS Shares	—	17,763,061
WBI Tactical LCG Shares	—	18,203,858
WBI Tactical LCV Shares	1,147,717	16,101,583
WBI Tactical LCY Shares	943,659	20,856,842
WBI Tactical LCS Shares	—	17,362,028
WBI Tactical Income Shares	—	98,460,479
WBI Tactical High Income Shares	13,414,174	37,714,630
WBI Tactical Rotation Shares	12,213,426	2,862,999
WBI Power FactorTM High Dividend ETF	20,898,626	—

NOTE 10 — SHARE TRANSACTIONS

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

The Trust has entered into an agreement with NYSE Group, Inc. to list shares of the Funds’ (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

	WBI Tactical SMG Shares				WBI Tactical SMV Shares
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2016		June 30, 2016		December 31, 2016		June 30, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	100,000	$2,447,150	—	$—	850,000	$20,139,750
Shares Redeemed	(850,000)	(18,493,220)	(1,850,000)	(39,895,975)	(800,000)	(17,775,305)	(1,500,000)	(32,164,730)
	(850,000)	$(18,493,220)	(1,750,000)	$(37,448,825)	(800,000)	$(17,775,305)	(650,000)	$(12,024,980)
Beginning Shares	3,500,000		5,250,000		3,400,000		4,050,000
Ending Shares	2,650,000		3,500,000		2,600,000		3,400,000

	WBI Tactical SMY Shares				WBI Tactical SMS Shares
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2016		June 30, 2016		December 31, 2016		June 30, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	600,000	$13,669,150	—	$—	1,150,000	$25,570,120
Shares Redeemed	(1,100,000)	(22,763,055)	(1,600,000)	(33,043,660)	(900,000)	(19,036,350)	(1,500,000)	(30,597,340)
	(1,100,000)	$(22,763,055)	(1,000,000)	$(19,374,510)	(900,000)	$(19,036,350)	(350,000)	$(5,027,220)
Beginning Shares	4,850,000		5,850,000		3,850,000		4,200,000
Ending Shares	3,750,000		4,850,000		2,950,000		3,850,000

	WBI Tactical LCG Shares				WBI Tactical LCV Shares
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2016		June 30, 2016		December 31, 2016		June 30, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	250,000	$5,917,975	50,000	$1,201,025	350,000	$8,219,580
Shares Redeemed	(850,000)	(18,527,150)	(2,550,000)	(57,058,405)	(800,000)	(17,694,080)	(1,750,000)	(38,378,210)
	(850,000)	$(18,527,150)	(2,300,000)	$(51,140,430)	(750,000)	$(16,493,055)	(1,400,000)	$(30,158,630)
Beginning Shares	3,350,000		5,650,000		3,300,000		4,700,000
Ending Shares	2,500,000		3,350,000		2,550,000		3,300,000

	WBI Tactical LCY Shares				WBI Tactical LCS Shares
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2016		June 30, 2016		December 31, 2016		June 30, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	50,000	$1,032,235	450,000	$10,093,995	—	$—	200,000	$4,747,860
Shares Redeemed	(1,200,000)	(24,044,480)	(1,550,000)	(32,091,605)	(900,000)	(19,450,560)	(1,600,000)	(34,763,385)
	(1,150,000)	$(23,012,245)	(1,100,000)	$(21,997,610)	(900,000)	$(19,450,560)	(1,400,000)	$(30,015,525)
Beginning Shares	4,900,000		6,000,000		3,700,000		5,100,000
Ending Shares	3,750,000		4,900,000		2,800,000		3,700,000

	WBI Tactical Income Shares				WBI Tactical High Income Shares
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2016		June 30, 2016		December 31, 2016		June 30, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	4,900,000	$122,899,040	600,000	$14,305,800	3,700,000	$87,565,555
Shares Redeemed	(5,050,000)	(126,558,195)	(1,250,000)	(30,978,515)	(1,900,000)	(44,701,650)	(2,800,000)	(65,618,650)
	(5,050,000)	$(126,558,195)	3,650,000	$91,920,525	(1,300,000)	$(30,395,850)	900,000	$21,946,905
Beginning Shares	15,750,000		12,100,000		9,750,000		8,850,000
Ending Shares	10,700,000		15,750,000		8,450,000		9,750,000

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

	WBI Tactical Rotation Shares		WBI Power FactorTM High Dividend ETF
	Period Ended		Period Ended
	December 31, 2016		December 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	750,000	$18,547,350	850,000	$21,149,945
Shares Redeemed	(150,000)	(3,509,455)	—	—
	600,000	$15,037,895	850,000	$21,149,945
Beginning Shares	—	—
Ending Shares	600,000		850,000

Absolute Shares Trust

Approval of Advisory Agreements and Board Considerations
(Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on August 5, 2015 to consider whether to approve: (1) the investment advisory agreement (“WBIR Advisory Agreement”) between the Trust, on behalf of the WBI Tactical Rotation Shares (“WBIR”), and the Advisor, and (2) the investment sub-advisory agreement (“WBIR Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor.  In addition, the Trustees of the Trust met in person on November 3, 2016 to consider whether to approve: (1) the investment advisory agreement (“WBIY Advisory Agreement”) between the Trust, on behalf of the WBI Power Factor™ High Dividend ETF (“WBIY”), and the Advisor, and (2) the investment sub-advisory agreement (“WBIY Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor.  The WBIR Advisory Agreement and the WBIY Advisory Agreement are together referred to as the “Advisory Agreements,” the WBIR Sub-Advisory Agreement and the WBIY Sub-Advisory Agreement are together referred to as the “Sub-Advisory Agreements,” and WBIR and WBIY are together referred to as the “Funds.”  The Board considered whether to approve the Advisory Agreements and the Sub-Advisory Agreements and the engagement of the Advisor and the Sub-Advisor separately, although the Advisor and the Sub-Advisor are affiliates.

In accordance with Section 15(c) of the Investment Company Act of 1940 (“1940 Act”), as amended, the Board requested, reviewed and considered materials furnished by the Advisor and the Sub-Advisor relevant to the Board’s consideration of whether to approve the Advisory Agreements and the Sub-Advisory Agreements. In connection with considering whether to approve the Advisory Agreements and Sub-Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”), met in executive session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of approving the Advisory Agreements and Sub-Advisory Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services provided by each of the Advisor and the Sub-Advisor; (2) the investment performance of each of the Advisor and the Sub-Advisor; (3) the costs of the services provided and profits realized by each of the Advisor and the Sub-Advisor and their affiliates from the relationship with the Trust; (4) the extent to which economies of scale have been or may be realized; (5) any benefits derived or to be derived by each of the Advisor and the Sub-Advisor from the relationship with the Trust; and (6) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreements, the Sub-Advisory Agreements and the Expense Limitation Agreements; (2) information describing the Advisor, the Sub-Advisor and the services provided thereby; (3) information regarding the compliance programs of the Advisor and the Sub-Advisor; (4) copies of the Forms ADV for the Advisor and the Sub-Advisor; and (5) memoranda and guidance from K&L Gates LLP on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, the Board was provided data and information comparing the proposed advisory fees and expenses of the Funds with advisory fees and expenses of other exchange-traded funds (“ETFs”) with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1. The nature, extent and quality of the services provided by each of the Advisor and the Sub-Advisor. The Board received information on and considered the division of responsibility of services to be provided by the Advisor and the Sub-Advisor, including the fact that portfolio management would be conducted by the Sub-Advisor. In addition to the Sub-Advisor’s performance managing other series of the Trust, the Board reviewed the experience and resources that the Sub-Advisor has had in managing strategies similar to those to be utilized by the Funds, including information regarding the education and experience of management and investment personnel.

The Board determined that the Funds would benefit from the services and resources available from the Advisor and the Sub-Advisor, with respect to their respective responsibilities under the Advisory Agreements and the Sub-Advisory Agreements. In particular, the Trustees noted the extensive experience of the Sub-Advisor’s management personnel in developing and administering strategies similar to those to be utilized by the Funds, as well as the performance history of the Sub-Advisor since its inception with respect to other series of the Trust. The Board also noted the compliance regimes of the Advisor and the Sub-Advisor and their effectiveness.

2. The investment performance of each of the Advisor and the Sub-Advisor. In reviewing the investment performance of the Advisor and the Sub-Advisor, the Board noted the investment performance of other series of the Trust managed by the Advisor and the Sub-Advisor, as well as the performance of other similar unaffiliated ETFs in the Funds’ peer group. The Board further considered the Sub-Advisory Agreement between the Advisor and the Sub-Advisor and the relevant supervisory responsibilities arising thereunder.

3. The costs of the services provided and profits realized by each of the Advisor and the Sub-Advisor and their affiliates from the relationship with the Trust. The Board considered comprehensive data and information comparing the advisory fees and expense ratios (taking into consideration the Expense Limitation Agreements) of the Funds. Although the Board determined that the Funds were distinct in certain ways from their peer group of ETFs, the Board determined that the advisory fees to be charged and overall expenses of the Funds were competitive and in line with the related universe of ETFs.  In light of the nature, quality, and extent of services provided by the Advisor and Sub-Advisor and the costs incurred by the Advisor and Sub-Advisor in rendering those services, the Board concluded that the level of fees to be paid to the Advisor and Sub- Advisor with respect to each Fund were fair and reasonable in light of the usual and customary charges made by others offering the same or similar services.

Absolute Shares Trust

Approval of Advisory Agreements and Board Considerations
(Unaudited) (concluded)

4. The extent to which economies of scale have been or may be realized as the Funds grow. The Board determined that the expense ratios of the Funds were well suited in light of expectations for asset accumulation and projected growth therefrom.

5. Benefits derived or to be derived by each of the Advisor and the Sub-Advisor from the relationship with the Trust, including brokerage and portfolio transactions. In addition to the foregoing, the Board was presented with materials and a thorough discussion of the brokerage practices of the Advisor and Sub-Advisor, including a walk-through of the Advisor’s ability to provide commission-free trading to the Funds and the Advisor’s track record for delivering effective brokerage execution services for the benefit of the Funds compared to services that could otherwise be expected from unaffiliated broker-dealers. The Advisor presented on its execution services and policies and the Sub-Advisor discussed its policies and procedures for allocating brokerage. The Independent Trustees determined the brokerage policies of both the Advisor and Sub-Advisor would benefit the Funds. The Independent Trustees further determined that the payments for order flow for portfolio transactions to the Advisor or Sub-Advisor, as the case may be, were fair and reasonable.

Additionally, after considering information relating to the financial condition of the Advisor and Sub-Advisor, as well as the fees and operating costs relating to the management of the Funds, the Board determined that each of the Advisor and Sub-Advisor is capable of providing services to the Funds, the nature and quality of which are at least equal to those provided by others offering the same or similar services. In this determination, the Board considered the existence of the Expense Limitation Agreements (including the level of the expense limit for each Fund) and their impact on the profitability of the Sub-Advisor.

6. Potential conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Funds, soft-dollar arrangements and the brokerage policies of the Advisor (including a discussion of the execution policies of the Advisor), and the substance and administration of the Codes of Ethics of the Trust, the Advisor and the Sub-Advisor. The Board determined that the compliance policies of the Trust, Advisor and Sub-Advisor were each reasonably designed to monitor for and prevent violations of the federal securities laws and breaches of fiduciary duties.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services to be provided by the Advisor to the Funds, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees to be paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Trustees, including the Independent Trustees, approved the Advisory Agreements.

With respect to the Sub-Advisor, based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rates and total expense ratios were reasonable in relation to the services to be provided by the Sub-Advisor to the Funds, as well as the costs incurred and the benefits gained by the Sub-Advisor in providing such services. As a result, all of the Trustees, including the Independent Trustees, approved the Sub-Advisory Agreements.

Absolute Shares Trust

Expense Example
For the Six-Months Ended December 31, 2016 (Unaudited)

As a shareholder you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 — December 31, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

WBI Tactical SMG Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2016	December 31, 2016	During the Period^
Actual	$1,000.00	$1,074.60	$5.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.10	$5.24

WBI Tactical SMV Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2016	December 31, 2016	During the Period^
Actual	$1,000.00	$1,152.30	$5.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.96	$5.30

WBI Tactical SMY Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2016	December 31, 2016	During the Period^
Actual	$1,000.00	$1,095.20	$5.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.06	$5.19

WBI Tactical SMS Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2016	December 31, 2016	During the Period^
Actual	$1,000.00	$1,101.90	$5.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.01	$5.24

WBI Tactical LCG Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2016	December 31, 2016	During the Period^
Actual	$1,000.00	$1,027.70	$5.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.01	$5.24

Absolute Shares Trust

Expense Example (concluded)
For the Six-Months Ended December 31, 2016 (Unaudited)

WBI Tactical LCV Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2016	December 31, 2016	During the Period^
Actual	$1,000.00	$1,125.80	$5.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.06	$5.19

WBI Tactical LCY Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2016	December 31, 2016	During the Period^
Actual	$1,000.00	$1,041.30	$5.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.06	$5.19

WBI Tactical LCS Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2016	December 31, 2016	During the Period^
Actual	$1,000.00	$1,068.60	$5.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.01	$5.24

WBI Tactical Income Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2016	December 31, 2016	During the Period^
Actual	$1,000.00	$ 994.90	$4.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.27	$4.99

WBI Tactical High Income Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2016	December 31, 2016	During the Period^
Actual	$1,000.00	$1,026.80	$5.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.27	$4.99

WBI Tactical Rotation Shares
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 25, 2016	December 31, 2016	During the Period+
Actual	$1,000.00	$ 938.80	$5.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.54	$5.90

WBI Power Factor High Yield Dividend ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 19, 2016	December 31, 2016	During the Period*
Actual	$1,000.00	$ 985.90	$3.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,002.67	$0.44

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 184 days, and divided by the number of days in the most recent fiscal twelve month period, 365 days.

+
The dollar amounts shown as expenses paid during the period are equal to the annualized current period expense ratio, 1.25%, multiplied by the average value during the period, multiplied by the number of days in the current period, 159 days, and divided by the number of days in the current fiscal period, 340 days.

*
The dollar amounts shown as expenses paid during the period are equal to the annualized current period expense ratio, 0.70%, multiplied by the average value during the period, multiplied by the number of days in the current period, 12 days, and divided by the number of days in the current fiscal period, 193 days.

Absolute Shares Trust

Information About Portfolio Holdings
(Unaudited)

The Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 772-5810.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are updated daily and posted on their website at www.wbishares.com.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 772-5810, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.wbishares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 will be (1) available by calling toll-free at (800) 772-5810 and (2) the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.wbishares.com.

Frequency Distributions of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.wbishares.com.

Privacy Policy
(Unaudited)

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

The Trust does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Trust may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Trust will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

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Absolute Shares Trust

Advisor
Millington Securities
331 Newman Springs Rd Suite 122
Red Bank, New Jersey  07701

Sub-Advisor
WBI Investments, Inc
331 Newman Springs Rd Suite 122
Red Bank, New Jersey  07701

Index Provider
Solactive AG
Guiollettstraße 54
60325 Frankfurt am Main, Germany

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN  55402-7020

Independent Registered Public Accounting Firm
KPMG, LLC
4 Becker Farm Road
Roseland, NJ  07068

Legal Counsel
K&L Gates
599 Lexington Ave
New York, NY  10022

Absolute Shares Trust

WBI Tactical SMG Shares	WBIA
WBI Tactical SMV Shares	WBIB
WBI Tactical SMY Shares	WBIC
WBI Tactical SMS Shares	WBID
WBI Tactical LCG Shares	WBIE
WBI Tactical LCV Shares	WBIF
WBI Tactical LCY Shares	WBIG
WBI Tactical LCS Shares	WBIL
WBI Tactical Income Shares	WBII
WBI Tactical High Income Shares	WBIH
WBI Tactical Rotation Shares	WBIR
WBI Power FactorTM High Dividend ETF	WBIY

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)*    /s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date    March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date    March 3, 2017

By (Signature and Title)*    /s/ Paul Lagermasini
Paul Lagermasini, Treasurer and Principal Financial Officer

Date    March 3, 2017

* Print the name and title of each signing officer under his or her signature.